SUBSEQUENT EVENTS	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 9. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the condensed balance sheet date and up to the date unaudited condensed financial statements were issued. Based upon this review, the Company did not identify any other subsequent events, that would have required adjustment or disclosure in the unaudited condensed financial statements.

NOTE 9.  SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date and up to the date financial statements were issued. In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy are not determinable as of the date of these financial statements. The specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these financial statements. Based upon this review, the Company did not identify any other subsequent events, that would have required adjustment or disclosure in the financial statements.